SCHEDULE VI-Supplemental Information Concerning Property - Casualty Insurance Operations	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
SCHEDULE VI-Supplemental Information Concerning Property - Casualty Insurance Operations
SCHEDULE VI — SUPPLEMENTAL INFORMATION CONCERNING PROPERTY - CASUALTY INSURANCE OPERATIONS
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

	Losses and Loss Adjustment Expenses Incurred Related to
Year Ended	Current Year	Prior Years	Paid Losses and Loss Adjustment Expenses
December 31, 2015	$14,657.1	$(315.1)	$13,639.6
December 31, 2014	$13,330.3	$(24.1)	$13,068.5
December 31, 2013	$12,427.3	$45.1	$12,014.9
Pursuant to Rule 12-18 of Regulation S-X. See Schedule III for the additional information required in Schedule VI.